Prepayments and other receivables	12 Months Ended
Dec. 31, 2024
Prepayments and other receivables
Prepayments and other receivables

21  Prepayments and other receivables

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Deposit receivable *	625,371	127,732
Value-added-tax deductible	188,501	152,930
Advance to suppliers	49,492	29,055
Advance to staff	13,238	10,680
Others	41,471	35,090

Less: impairment loss allowance (Note a)	(5,719)	(6,760)
	912,354	348,727

Less: Non-current portion of other receivables	(6,663)	(6,506)
	905,691	342,221

* Deposit receivable mainly represents deposit paid to the Group’s service vendors according to the contractual agreements and such receivables will contractually be repaid within one year.

(a)	Movements in the impairment loss allowance of prepayments and other receivables are as follows:

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Beginning of the year	(2,968)	(7,276)	(5,719)
(Additions)/reversals	(4,308)	1,557	(1,041)
End of the Year	(7,276)	(5,719)	(6,760)